Supplement Dated June 28, 2011
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account Y

American Legacy SVUL-IV
American Legacy PreservationEdge SVUL
American Legacy AssetEdge VUL
American Legacy VULdb-II
American Legacy VULcv-III
American Legacy VULcv-IV
American Legacy VULdb-IV
American Legacy SVUL-III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy SVUL-IV
American Legacy PreservationEdge SVUL
American Legacy AssetEdge VUL
American Legacy VULcv-III
American Legacy VULcv-IV
American Legacy VULdb-IV

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Variable Insurance Products Trust (“LVIP”) has made a correction to some of their fees.  As a result, the minimum total annual operating expenses as shown in Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets) has changed to 0.54%.